Long Term Obligations (Details) - MTDC Notes (Parentheticals) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jan. 06, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Accumulated amortization
MTDC Notes [Member]
Debt Instrument [Line Items]
Accumulated amortization	$ 517,000	$ 339,751		$ 27,258